Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,976,064	¥ 3,817,779
Non-trading debt securities	[1]	94,421	106,319
Investments in and advances to affiliated companies	[2]	14,976	14,023
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		212,165	194,486
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,238,863	1,017,843
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		151,454	55,532
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,360,053	2,527,124
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	12,959	12,383
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 570	¥ 10,411

[1]	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
[2]	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.
[3]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABSs”) such as those secured on credit card loans, auto loans and student loans.